Condensed Balance Sheet	Dec. 31, 2021 USD ($)
Current Assets:
Cash	$ 507,233
Prepaid expenses	629,106
Total current assets	1,136,339
Prepaid expenses – non-current portion	141,333
Cash and investments held in trust account	402,530,526
TOTAL ASSETS	403,808,198
Current liabilities:
Accrued costs and expenses	2,419,324
Due to related party	1,667
Promissory note – related party	1,000,000
Total current liabilities	3,420,991
Derivative warrant liabilities	13,340,010
Deferred underwriters' discount	14,087,500
Total liabilities	30,848,501
Commitments and Contingencies
Class A ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 shares subject to possible redemption at a redemption value of $10.00 per share	402,500,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(29,541,309)
Total Shareholders' deficit	(29,540,303)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	403,808,198
Common Class B
Shareholders' Deficit:
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized 10,062,500 shares issued and outstanding	$ 1,006